Leases liabilities	12 Months Ended
Nov. 30, 2024
Lease liabilities [abstract]
Leases liabilities
18.	Leases liabilities

Carrying value

Balance as at November 30, 2022	$1,922

Accretion expense	101
Lease payments	(452)
Effect of change in exchange rates	17
Termination (a)	(920)
New lease (b)	326

Balance as at November 30, 2023	$994

Accretion expense	69
Lease payments	(485)
Lease expense	16
Effect of change in exchange rates	(23)
New lease (c)	603

Balance as at November 30, 2024	$1,174

Current portion	(383)

Non-current portion	$791

(a)
On February 17, 2023, the Company terminated its lease in Ireland. Accordingly, the Company reduced its right-of-use
assets by $799, the lease liabilities by $920 and recorded a gain on lease termination of $121. The gain is presented in finance income (Note 5).

(b)	On March 1, 2023, the Company signed a new lease in Ireland. Accordingly, the Company recorded a right-of-use asset and a lease liability of $326.

(c)	On November 1, 2024, the Company signed a new lease in Canada. Accordingly, the Company recorded a right-of-use asset and a lease liability of $603.